Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Oct. 22, 2015
Document Effective Date	Oct. 28, 2015
Prospectus Date	Oct. 28, 2015
AC One China Fund | Investor Class
Prospectus:
Trading Symbol	ACOCX
AC One China Fund | Institutional Class
Prospectus:
Trading Symbol	ACOIX